Accounts Receivable, Net	12 Months Ended
Jun. 30, 2022
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
3.	ACCOUNTS RECEIVABLE, NET

As of June 30, 2022 and 2021, accounts receivable consisted of the following:

	As of June 30,
	2022	2021
Accounts receivable - gross	$28,094,299	$26,101,025
Allowance for doubtful accounts	(1,815,665)	(563,789)
Accounts receivable, net	$26,278,634	$25,537,236

The Company recorded bad debt expenses of $180,408 and $1,319,925 for the years ended June 30, 2021 and 2022, respectively.